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                                   UAM FUNDS

                      Funds for the Informed Investor/sm/

                      Acadian Emerging Markets Portfolio
                          FMA Small Company Portfolio
                       Independence Small Cap Portfolio
                        McKee Domestic Equity Portfolio
                     McKee International Equity Portfolio
                       McKee Small Cap Equity Portfolio
                         NWQ Special Equity Portfolio
                     Rice, Hall James Small Cap Portfolio
                   Rice, Hall James Small/Mid Cap Portfolio
                             Sirach Bond Portfolio
                            Sirach Equity Portfolio
                            Sirach Growth Portfolio
                        Sirach Special Equity Portfolio
                      Sirach Strategic Balanced Portfolio
                             TS&W Equity Portfolio
                          TS&W Fixed Income Portfolio
                      TS&W International Equity Portfolio

                        Supplement dated July 12, 2001
  to the Prospectuses for UAM Funds, Inc. dated March 1, 2001 (other than the prospectuses for the C&B Portfolios, Dwight Portfolios, and ICM Small Company
              Portfolio, which have been separately supplemented)

In the section "Investment Management-Investment Adviser," the first reference to "United Asset Management Corporation," should be deleted and replaced with "Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation)." If applicable, the second reference to "United Asset Management Corporation" should be replaced with "Old Mutual (US) Holdings Inc."

In the section "Shareholder Servicing Arrangements," the reference to "UAM Fund Distributors, Inc." should be replaced with "Funds Distributor, Inc."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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